RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	3 Months Ended	9 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Streamex Exchange Corporation [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF RELATED PARTY TRANSACTIONS
For the Three Months ended March 31,
2025
$
Consulting fees	35,000
Accounting fees	7,500
42,500

For the period ended
December 31, 2024
$
Consulting fees	146,276
Accounting fees	7,500
153,776